Operating Leases (Details) - Schedule of Operating Lease Cost and Other Supplemental Information - CNY (¥)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Lease Cost and Other Supplemental Information [Abstract]
Operating lease cost	[1]	¥ 16,366,797	¥ 13,966,943	¥ 14,764,364
Weighted-average remaining lease term		2 years 9 months 3 days	3 years 7 months 2 days
Weighted-average discount rate		4.74%	4.75%
Cash paid for amounts included in the measurement of lease liabilities under operating cash flows		¥ 16,927,380	¥ 15,101,145
ROU assets obtained in exchange for new operating lease liabilities		¥ 27,827,938	¥ 29,777,357

[1]	Amounts include short-term leases that are immaterial.